UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21574

Investment Company Act File Number

Eaton Vance Floating-Rate Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

May 31

Date of Fiscal Year End

August 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating-Rate Income Trust

August 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 142.6%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.7%
BE Aerospace, Inc.
Term Loan, 4.00%, Maturing December 16, 2021		1,079	$1,086,327
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		325	311,389
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		446	356,431
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		2,037	1,925,959
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		4,700	4,660,475
Term Loan, 3.75%, Maturing June 4, 2021		2,030	2,012,286

			$10,352,867

Air Transport — 0.4%
Virgin America, Inc.
Term Loan, 4.50%, Maturing April 4, 2019		2,625	$2,355,675

			$2,355,675

Automotive — 5.0%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020		1,252	$1,253,224
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019		2,914	2,911,329
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017		3,402	3,398,756
Term Loan, 3.25%, Maturing December 31, 2018		2,296	2,288,763
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		693	690,138
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		1,084	1,087,563
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		4,307	4,224,857
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019		6,208	6,233,477
Horizon Global Corporation
Term Loan, 7.00%, Maturing May 11, 2022		550	545,188
INA Beteiligungsgesellschaft GmbH
Term Loan, 4.25%, Maturing May 15, 2020		995	1,000,997
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		2,387	2,388,105
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	900	1,004,045
Term Loan, 4.50%, Maturing June 30, 2022		1,325	1,321,135
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		830	826,777
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021		685	683,983

			$29,858,337

Beverage and Tobacco — 0.4%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		1,484	$1,428,210
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021		1,000	960,000

			$2,388,210

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Brokerage/Securities Dealers/Investment Houses — 0.3%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	350	$352,625
Term Loan - Second Lien, 9.75%, Maturing March 3, 2023	300	300,000
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021	875	861,875

		$1,514,500

Building and Development — 2.2%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	1,376	$1,371,632
Auction.com, LLC
Term Loan, 6.00%, Maturing May 8, 2022	1,122	1,119,382
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	663	659,595
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	5,159	4,950,189
Headwaters, Incorporated
Term Loan, 4.50%, Maturing March 24, 2022	225	226,125
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	1,016	1,014,659
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	1,727	1,725,725
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	978	977,607
Summit Materials Companies I, LLC
Term Loan, 4.25%, Maturing July 17, 2022	700	697,156
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	644	646,075

		$13,388,145

Business Equipment and Services — 12.9%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	3,697	$3,677,289
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022	675	676,519
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	3,027	2,709,190
Ancestry.com, Inc.
Term Loan, Maturing August 17, 2022(2)	1,700	1,685,125
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021	469	467,890
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	882	842,492
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020	911	900,328
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	1,175	1,147,732
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	488	485,961
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	677	657,136
ClientLogic Corporation
Term Loan, 7.54%, Maturing January 30, 2017	1,790	1,785,567
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019	1,037	1,036,875
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	300	301,312
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	1,552	1,369,279
DTZ U.S. Borrower, LLC
Term Loan, Maturing August 5, 2021(2)	2,850	2,829,962

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020(3)		298	$142,610
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020(3)		513	134,832
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		4,955	4,946,635
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		1,602	1,600,534
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020		1,744	1,738,384
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		120	118,920
Term Loan, 4.00%, Maturing November 6, 2020		1,093	1,082,244
Term Loan, 4.75%, Maturing November 6, 2020	CAD	688	509,696
Global Healthcare Exchange, LLC
Term Loan, Maturing August 15, 2022(2)		1,200	1,203,000
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		522	523,301
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		2,158	2,148,386
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		1,326	1,329,270
ION Trading Technologies S.a.r.l.
Term Loan, 4.25%, Maturing June 10, 2021		525	520,406
Term Loan, 4.50%, Maturing June 10, 2021	EUR	1,260	1,419,035
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022		4,850	4,830,804
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		3,064	3,063,883
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		2,659	2,664,399
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		1,223	1,258,744
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019(3)		1,021	752,303
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		592	591,317
Term Loan, 4.50%, Maturing April 2, 2022		748	746,956
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		602	605,256
RCS Capital Corporation
Term Loan, 7.50%, Maturing April 29, 2019		2,667	2,628,994
Term Loan - Second Lien, 11.50%, Maturing April 29, 2021		1,000	986,667
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		1,233	1,230,992
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		1,000	993,750
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		4,655	4,661,138
SunGard Data Systems, Inc.
Term Loan, 3.94%, Maturing February 28, 2017		893	893,769
Term Loan, 4.00%, Maturing March 8, 2020		7,758	7,758,009
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		1,003	1,006,765
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		1,315	1,316,600
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		48	48,253
Term Loan, 4.25%, Maturing May 14, 2022		277	275,528
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		3,555	3,526,588

			$77,830,625

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 3.0%
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		1,594	$1,588,728
Charter Communications Operating, LLC
Term Loan, 3.50%, Maturing January 20, 2023		2,275	2,275,355
MCC Iowa, LLC
Term Loan, 3.75%, Maturing June 30, 2021		965	964,526
Mediacom Illinois, LLC
Term Loan, 3.16%, Maturing October 23, 2017		879	877,537
Term Loan, 3.50%, Maturing June 30, 2021		546	545,670
Numericable Group SA
Term Loan, 4.00%, Maturing May 21, 2020		425	424,150
Term Loan, 4.00%, Maturing July 29, 2022	EUR	775	870,754
Numericable U.S., LLC
Term Loan, 4.50%, Maturing May 21, 2020		1,142	1,143,588
Term Loan, 4.50%, Maturing May 21, 2020		1,320	1,321,859
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 30, 2023		2,932	2,906,231
Term Loan, 4.25%, Maturing June 30, 2023	GBP	1,650	2,525,770
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	424	474,984
Term Loan, 3.75%, Maturing January 15, 2022	EUR	659	737,307
Term Loan, 3.75%, Maturing January 15, 2022	EUR	1,192	1,334,539

			$17,990,998

Chemicals and Plastics — 7.3%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		306	$306,965
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		159	159,269
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		318	319,079
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		3,863	3,858,122
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		3,057	3,054,413
Chemours Company Co. (The)
Term Loan, 3.75%, Maturing May 12, 2022		1,125	1,088,907
Colouroz Investment 1, GmbH
Term Loan, 4.50%, Maturing September 7, 2021		165	165,332
Term Loan, 4.50%, Maturing September 7, 2021		1,001	1,001,377
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		1,246	1,242,631
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		571	570,450
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		625	624,219
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		2,476	2,480,391
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021		1,192	1,189,769
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	474	526,981
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		4,568	4,553,828
Term Loan, 4.25%, Maturing March 31, 2022		773	771,854
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		321	310,306
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		1,453	1,451,691
Term Loan, 4.75%, Maturing June 7, 2020		672	671,865

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		1,471	$1,478,240
Omnova Solutions, Inc.
Term Loan, 4.25%, Maturing May 31, 2018		953	946,250
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		620	622,639
Term Loan, 5.00%, Maturing July 25, 2021	EUR	1,067	1,206,244
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		761	744,939
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		1,000	942,500
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		1,292	1,291,068
Royal Holdings, Inc.
Term Loan, 4.50%, Maturing June 19, 2022		675	674,156
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		323	319,236
Term Loan, 4.50%, Maturing July 31, 2021	EUR	1,067	1,202,752
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		78	78,601
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		444	445,406
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		1,850	1,847,523
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing March 19, 2020		3,180	3,004,375
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		3,600	3,575,250
Zep, Inc.
Term Loan, 5.75%, Maturing June 27, 2022		1,375	1,369,844

			$44,096,472

Clothing/Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, Maturing August 21, 2022(2)		1,800	$1,765,688

			$1,765,688

Conglomerates — 0.8%
Bestway UK Holdco Limited
Term Loan, 5.26%, Maturing October 6, 2021	GBP	1,103	$1,697,733
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		3,104	2,855,847

			$4,553,580

Containers and Glass Products — 2.3%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		2,346	$2,316,309
Term Loan, 3.75%, Maturing January 6, 2021		680	675,431
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		1,667	1,669,403
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		446	443,829
Owens-Illinois, Inc.
Term Loan, Maturing August 6, 2022(2)		1,375	1,379,583
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		1,398	1,400,183
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		3,558	3,565,073
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		643	640,140
Verallia
Term Loan, Maturing July 24, 2022(2)	EUR	1,825	2,051,947

			$14,141,898

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cosmetics/Toiletries — 1.2%
KIK Custom Products, Inc.
Term Loan, Maturing August 14, 2022(2)		1,750	$1,715,000
Prestige Brands, Inc.
Term Loan, 3.51%, Maturing September 3, 2021		821	820,850
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		1,306	1,305,634
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		3,354	3,240,666

			$7,082,150

Drugs — 3.4%
Albany Molecular Research, Inc.
Term Loan, 5.75%, Maturing July 16, 2021		775	$773,063
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		414	414,176
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021		1,200	1,200,000
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		965	957,407
Term Loan, 4.50%, Maturing March 11, 2021	EUR	322	362,406
Term Loan, 4.50%, Maturing March 11, 2021	EUR	748	842,641
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing March 1, 2021		444	444,375
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021		1,679	1,671,536
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		3,570	3,571,205
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing December 11, 2019		2,774	2,770,032
Term Loan, 3.75%, Maturing August 5, 2020		3,543	3,538,331
Term Loan, 4.00%, Maturing April 1, 2022		4,040	4,046,072

			$20,591,244

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		2,090	$2,078,505
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		891	896,904

			$2,975,409

Electronics/Electrical — 13.6%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021		2,216	$1,706,604
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		5,919	5,923,587
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021		1,083	1,077,841
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021		372	373,118
CommScope, Inc.
Term Loan, 3.75%, Maturing December 29, 2022		1,025	1,023,711
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		1,265	1,132,193
Dealertrack Technologies, Inc.
Term Loan, 3.50%, Maturing February 28, 2021		525	523,722
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020		6,534	6,519,741
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022		350	350,438
Term Loan - Second Lien, 9.50%, Maturing June 17, 2023		450	454,125
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		399	397,173

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	923	$898,080
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	1,485	1,483,462
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	628	627,750
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020	2,168	2,168,132
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021	4,816	4,819,479
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022	639	639,689
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023	625	622,917
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	6,775	6,594,526
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	3,475	3,459,362
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	623	614,865
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	569	569,250
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	1,194	1,194,375
Term Loan, 5.25%, Maturing November 19, 2021	2,075	2,081,286
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	1,528	1,530,970
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	1,365	1,365,116
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	661	658,597
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	452	450,809
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	2,262	2,211,583
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	250	244,063
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	1,434	1,436,484
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	750	752,812
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	6,207	5,707,035
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	220	221,442
Sirius Computer Solutions, Inc.
Term Loan, 6.25%, Maturing December 7, 2018	396	397,111
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	3,998	3,840,801
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	608	608,125
Sophia L.P.
Term Loan, 4.00%, Maturing July 19, 2018	1,388	1,389,423
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022	371	371,852
Term Loan, 4.00%, Maturing July 8, 2022	2,288	2,295,227
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	2,437	2,442,813
SurveyMonkey.com, LLC
Term Loan, 6.25%, Maturing February 5, 2019	2,335	2,305,961
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	946	951,305

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	1,732	$1,735,136
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021	847	850,055
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,004	1,003,988
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	1,465	1,464,051
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	2,211	2,226,152

		$81,716,337

Financial Intermediaries — 5.4%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	2,486	$2,478,091
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	1,425	1,439,250
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	2,263	2,268,727
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	585	579,590
First Data Corporation
Term Loan, 3.70%, Maturing March 24, 2018	5,061	5,039,354
Term Loan, 3.70%, Maturing September 24, 2018	2,100	2,089,500
Term Loan, 3.95%, Maturing July 8, 2022	850	847,237
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	1,334	1,329,931
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	1,478	1,485,685
Hamilton Lane Advisors, LLC
Term Loan, 4.25%, Maturing July 9, 2022	575	577,875
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	869	867,000
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	2,514	2,507,781
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	540	539,773
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	482	482,555
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	464	437,228
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	148	149,226
Term Loan, 6.25%, Maturing September 4, 2018	723	728,584
Term Loan, 6.25%, Maturing September 4, 2018	811	816,642
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	3,462	3,458,114
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	964	963,205
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	293	292,028
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	700	705,322
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020	2,540	2,410,848

		$32,493,546

Food Products — 4.9%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	3,985	$3,998,277
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019	1,435	1,436,068

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 2, 2022	EUR	800	$900,464
Term Loan, 4.25%, Maturing July 2, 2022		2,400	2,398,001
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		1,049	1,049,038
Del Monte Foods, Inc.
Term Loan, 4.26%, Maturing February 18, 2021		2,775	2,681,136
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		222	221,348
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		1,363	1,365,530
High Liner Foods, Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		938	937,539
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		969	967,353
Term Loan, 3.75%, Maturing September 18, 2020		1,719	1,720,450
Term Loan, Maturing August 6, 2022(2)		750	748,594
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		6,809	6,778,272
Onex Wizard Acquisition Company I S.a.r.l.
Term Loan, 4.25%, Maturing March 13, 2022	EUR	2,195	2,469,913
Onex Wizard US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		1,347	1,348,215
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021		295	295,549

			$29,315,747

Food Service — 3.5%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 12, 2021		5,219	$5,222,621
Aramark Services, Inc.
Term Loan, 3.69%, Maturing July 26, 2016		194	191,841
Term Loan, 3.69%, Maturing July 26, 2016		348	345,162
ARG IH Corporation
Term Loan, 4.75%, Maturing November 15, 2020		290	290,984
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021		815	795,678
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		1,109	1,105,186
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		2,451	2,460,743
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		1,718	1,705,048
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019		452	444,769
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		294	292,163
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		4,459	4,468,270
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		7,453	3,804,361

			$21,126,826

Food/Drug Retailers — 3.9%
Albertsons, LLC
Term Loan, 5.38%, Maturing March 21, 2019		2,434	$2,439,718
Term Loan, 5.00%, Maturing August 25, 2019		3,440	3,446,703
Term Loan, 5.50%, Maturing August 25, 2021		993	994,705
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		3,668	3,640,172
New Albertsons, Inc.
Term Loan, 4.75%, Maturing June 27, 2021		4,845	4,843,942

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	1,500	$1,516,250
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021	1,500	1,503,984
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	5,120	5,138,261

		$23,523,735

Health Care — 14.7%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	274	$275,588
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022	375	377,735
Akorn, Inc.
Term Loan, 5.50%, Maturing April 16, 2021	1,166	1,168,132
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	1,925	1,925,930
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	2,306	2,303,352
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	1,949	1,956,313
Amsurg Corp.
Term Loan, 3.50%, Maturing July 16, 2021	668	669,037
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing July 21, 2021	575	577,875
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	985	990,057
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	848	850,525
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020	1,013	966,937
Term Loan, 6.50%, Maturing July 31, 2020	1,688	1,611,562
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019	643	643,079
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	3,891	3,813,370
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	36	36,233
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	1,300	1,298,366
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	2,673	2,674,645
Term Loan, 4.00%, Maturing January 27, 2021	4,919	4,935,860
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	175	174,889
Concordia Healthcare Corp.
Term Loan, 4.75%, Maturing April 21, 2022	275	275,688
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	1,449	1,448,592
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	1,117	1,113,774
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	3,539	3,542,570
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	2,425	2,425,504
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	1,982	1,983,601
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	107	106,679
Term Loan, 4.25%, Maturing August 30, 2020	352	352,470
Horizon Pharma Holdings USA, Inc.
Term Loan, 4.50%, Maturing April 22, 2021	1,250	1,253,906

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	1,820	$1,825,390
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	1,097	1,069,453
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	2,139	2,142,915
Term Loan, 7.75%, Maturing May 15, 2018	2,457	2,458,451
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	1,634	1,638,585
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	5,055	5,058,116
Knowledge Universe Education, LLC
Term Loan, 6.00%, Maturing July 28, 2022	1,250	1,231,250
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	2,158	2,114,655
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	403	401,561
Millennium Health, LLC
Term Loan, 5.25%, Maturing April 16, 2021	6,872	3,431,927
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	591	459,260
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	429	333,880
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	593	591,204
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	3,534	3,517,528
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	3,798	3,741,498
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	3,465	3,419,830
Physio-Control International, Inc.
Term Loan, 5.50%, Maturing June 6, 2022	500	501,250
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	1,103	1,105,042
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018	2,197	2,188,478
RegionalCare Hospital Partners, Inc.
Term Loan, 5.25%, Maturing April 19, 2019	2,358	2,342,027
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019	1,231	1,233,005
Select Medical Corporation
Term Loan, 3.04%, Maturing December 20, 2016	241	241,156
Term Loan, 3.75%, Maturing June 1, 2018	1,231	1,230,285
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022	775	774,031
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020	961	952,426
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	1,269	1,253,560
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019	2,388	2,381,091
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019	814	813,441

		$88,203,564

Home Furnishings — 0.4%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	1,638	$1,640,561
Tempur-Pedic International, Inc.
Term Loan, 3.50%, Maturing March 18, 2020	498	498,898

		$2,139,459

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Industrial Equipment — 4.2%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		2,267	$2,201,714
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		477	477,564
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		1,119	1,122,714
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		262	263,941
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		3,404	3,255,323
Term Loan, 4.75%, Maturing July 30, 2020	EUR	442	472,564
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		3,049	3,025,304
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		477	475,881
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020		1,255	1,256,873
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021		1,047	1,049,420
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		750	750,874
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		5,035	5,006,541
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		1,209	1,198,311
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		321	321,339
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		840	840,090
Terex Corporation
Term Loan, 3.50%, Maturing August 13, 2021	EUR	1,737	1,944,163
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		305	304,943
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021		417	417,472
Wittur GmbH
Term Loan, 6.00%, Maturing February 10, 2022	EUR	1,000	1,099,006

			$25,484,037

Insurance — 4.7%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing July 15, 2022		2,075	$2,073,184
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		5,321	5,366,688
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		4,623	4,603,033
Term Loan, 5.00%, Maturing August 4, 2022		5,675	5,628,891
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		2,550	2,514,938
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		539	490,490
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		980	943,140
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		1,000	885,000
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		3,071	3,044,495
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		2,862	2,854,826

			$28,404,685

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Leisure Goods/Activities/Movies — 5.8%
Aufinco Pty Limited
Term Loan, 4.00%, Maturing May 29, 2020	515	$511,927
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	1,000	1,000,000
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019	3,583	3,588,296
Bright Horizons Family Solutions, Inc.
Term Loan, 3.75%, Maturing January 30, 2020	999	1,000,178
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	475	476,534
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing June 24, 2020	3,048	3,064,619
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	1,032	1,037,018
Equinox Holdings, Inc.
Term Loan, 5.00%, Maturing January 31, 2020	1,235	1,241,044
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	329	329,536
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	838	836,471
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing June 17, 2022	140	139,825
Term Loan, 5.50%, Maturing June 17, 2022	1,085	1,083,644
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020	2,884	2,875,262
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	1,500	1,490,157
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021	1,855	1,848,759
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	1,292	1,291,741
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	3,021	2,899,844
Sonifi Solutions, Inc.
Term Loan, 6.75%, (1.00% Cash, 5.75% PIK), Maturing March 28, 2018(3)	1,357	237,461
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	1,876	1,815,477
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	2,182	2,190,248
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020	1,298	940,826
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	1,964	1,931,479
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	3,144	3,112,961

		$34,943,307

Lodging and Casinos — 5.4%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017	457	$458,918
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	3,752	3,724,765
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	917	921,909
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	486	486,355
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(4)	1,370	1,307,051
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	887	887,562
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020	3,950	3,964,813

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Gala Group Ltd.
Term Loan, 5.51%, Maturing May 27, 2018	GBP	2,850	$4,385,002
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		152	152,899
Term Loan, 5.50%, Maturing November 21, 2019		355	356,765
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		4,965	4,966,361
La Quinta Intermediate Holdings, LLC
Term Loan, 3.75%, Maturing April 14, 2021		1,084	1,083,310
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		2,681	2,663,095
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		657	656,984
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		540	538,686
RHP Hotel Properties L.P.
Term Loan, 3.50%, Maturing January 15, 2021		743	744,236
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		3,989	3,952,784
Term Loan, 6.00%, Maturing October 1, 2021		945	936,783
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020		393	392,018

			$32,580,296

Nonferrous Metals/Minerals — 2.7%
Alpha Natural Resources, LLC
DIP Loan, 3.33%, Maturing January 31, 2017(5)		375	$368,437
Term Loan, 3.50%, Maturing May 22, 2020		2,476	1,361,618
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018		3,911	2,114,590
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022		673	673,312
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019		2,785	2,464,891
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017		325	299,000
Term Loan, 7.50%, Maturing April 16, 2020		2,075	1,563,166
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		1,113	778,142
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022		2,950	2,920,193
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019		1,459	1,430,841
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		2,225	2,058,125
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019		500	445,000

			$16,477,315

Oil and Gas — 5.4%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019		1,274	$909,065
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020(3)		2,800	1,750,000
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020		2,130	2,066,117
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018		1,552	1,555,454
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021		1,092	1,091,068
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019		1,032	947,259
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021		2,183	1,691,805

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Energy Transfer Equity L.P.
Term Loan, 4.00%, Maturing December 2, 2019	418	$414,314
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	1,131	993,481
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	1,700	648,834
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	2,095	1,495,267
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	8,122	7,626,999
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	234	233,764
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	943	604,618
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018(18)	1,950	281,126
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	5,058	3,497,590
Seventy Seven Operating, LLC
Term Loan, 3.75%, Maturing June 25, 2021	569	489,555
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	39	32,478
Term Loan, 4.25%, Maturing December 16, 2020	106	87,086
Term Loan, 4.25%, Maturing December 16, 2020	761	626,032
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	224	193,107
Term Loan, 4.25%, Maturing October 1, 2019	366	316,151
Term Loan, 4.25%, Maturing October 1, 2019	2,764	2,385,898
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	446	365,310
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	288	289,634
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	1,978	1,651,308

		$32,243,320

Publishing — 3.2%
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	1,901	$1,905,853
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	6,007	3,862,749
Houghton Mifflin Harcourt Publishing Company
Term Loan, 4.00%, Maturing May 31, 2021	400	397,000
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	1,757	1,758,788
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	5,723	5,150,334
McGraw-Hill Global Education Holdings, LLC
Term Loan, 4.75%, Maturing March 22, 2019	774	778,187
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	675	673,312
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	395	391,873
Nelson Education Ltd.
Term Loan, 0.00%, Maturing July 7, 2016(3)(4)	431	291,244
Penton Media, Inc.
Term Loan, 5.00%, Maturing October 3, 2019	701	703,138
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	1,746	1,751,339
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	1,577	1,575,395

		$19,239,212

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Radio and Television — 4.1%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020		466	$445,679
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021		2,020	1,981,935
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021		248	249,055
Clear Channel Communications, Inc.
Term Loan, 6.95%, Maturing January 30, 2019		1,132	1,000,238
Term Loan, 7.70%, Maturing July 30, 2019		364	326,092
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		4,607	4,247,569
Entercom Radio, LLC
Term Loan, 4.03%, Maturing November 23, 2018		428	428,251
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021		289	289,408
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 15, 2020		764	763,042
Media General, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		1,527	1,525,405
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		712	709,656
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		808	804,762
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		963	959,717
Sinclair Television Group, Inc.
Term Loan, 3.00%, Maturing April 9, 2020		562	555,759
TWCC Holding Corp.
Term Loan, 5.75%, Maturing February 11, 2020		1,963	1,952,098
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		1,900	1,793,720
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		6,399	6,366,677

			$24,399,063

Retailers (Except Food and Drug) — 8.6%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		2,033	$1,932,741
B&M Retail Limited
Term Loan, 3.82%, Maturing May 21, 2019	GBP	400	604,900
Term Loan, 4.32%, Maturing April 28, 2020	GBP	325	495,752
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020		2,627	2,622,003
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		5,109	5,073,512
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		717	674,784
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		3,207	3,213,312
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		728	681,474
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		1,181	1,188,131
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		3,160	2,508,250
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,816	1,784,388
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		1,005	1,008,703
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		2,786	2,781,348
Term Loan, 4.00%, Maturing January 28, 2020		1,089	1,092,063

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		4,692	$4,649,687
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022		3,000	3,002,343
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		512	512,515
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		2,302	2,303,877
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		5,262	5,260,318
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		1,736	1,618,453
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		569	566,404
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021		2,228	2,245,030
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		568	567,103
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		2,753	2,724,397
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		849	795,177
Vivarte SA
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(6)	EUR	589	634,531
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(7)	EUR	910	474,495
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018		585	573,729

			$51,589,420

Steel — 1.7%
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		9,770	$7,933,759
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		1,242	1,235,117
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		428	424,384
Patriot Coal Corporation
Term Loan, 0.00%, Maturing December 15, 2018(3)(4)		1,531	644,087

			$10,237,347

Surface Transport — 0.7%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 11, 2018		1,999	$1,993,753
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing July 31, 2022(5)		53	52,626
Term Loan, 4.00%, Maturing July 31, 2022		120	120,197
Term Loan, 4.00%, Maturing July 31, 2022		377	376,833
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		1,728	1,559,633

			$4,103,042

Telecommunications — 4.1%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		8,350	$8,201,270
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021		2,369	2,372,024
Mitel US Holdings, Inc.
Term Loan, 5.00%, Maturing March 31, 2022		825	822,593
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		2,016	1,879,580
Term Loan, 4.00%, Maturing April 23, 2019		2,160	2,014,135
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019		7,567	7,543,668

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	2,001	$1,946,322

		$24,779,592

Utilities — 3.9%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	1,127	$1,107,278
Term Loan, 3.25%, Maturing January 31, 2022	417	409,100
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019	924	924,773
Term Loan, 3.50%, Maturing May 27, 2022	3,525	3,491,953
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	1,055	1,054,725
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	526	528,040
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	1,391	1,396,474
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing June 19, 2016	1,925	1,927,406
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	121	121,509
Term Loan, 5.00%, Maturing December 19, 2021	2,740	2,747,770
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	1,610	1,563,794
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021	1,390	1,327,156
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	3,300	3,320,625
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	1,483	1,489,725
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	443	442,142
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022	1,800	1,777,500

		$23,629,970

Total Senior Floating-Rate Interests (identified cost $891,930,687)		$857,515,618

Corporate Bonds & Notes — 9.7%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.1%
Aerojet Rocketdyne Holdings, Inc.
7.125%, 3/15/21	70	$74,025
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(8)	75	70,875
Orbital ATK, Inc.
5.25%, 10/1/21	45	46,125
TransDigm, Inc.
7.50%, 7/15/21	10	10,700
6.00%, 7/15/22	85	83,619
6.50%, 7/15/24	80	78,600

		$363,944

Automotive — 0.1%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	20	$20,325
FCA US, LLC/CG Co-Issuer, Inc.
8.25%, 6/15/21	200	215,040

Security	Principal Amount* (000’s omitted)	Value
General Motors Financial Co., Inc.
4.75%, 8/15/17	75	$77,802
3.25%, 5/15/18	10	10,062
Navistar International Corp.
8.25%, 11/1/21	105	92,138
ZF North America Capital, Inc.
4.50%, 4/29/22(8)	150	146,250

		$561,617

Beverage and Tobacco — 0.0%(9)
Constellation Brands, Inc.
6.00%, 5/1/22	70	$77,350
4.25%, 5/1/23	105	105,893

		$183,243

Brokerage/Securities Dealers/Investment Houses — 0.0%(9)
Alliance Data Systems Corp.
6.375%, 4/1/20(8)	55	$56,856

		$56,856

Building and Development — 0.1%
Builders FirstSource, Inc.
10.75%, 8/15/23(8)	35	$35,700
Building Materials Corp. of America
5.375%, 11/15/24(8)	95	95,950
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(8)	50	52,375
HD Supply, Inc.
7.50%, 7/15/20	110	117,975
5.25%, 12/15/21(8)	40	41,450
Hillman Group, Inc. (The)
6.375%, 7/15/22(8)	75	70,687
Nortek, Inc.
8.50%, 4/15/21	40	43,050
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(8)	120	124,800
TRI Pointe Holdings, Inc.
4.375%, 6/15/19	45	44,831
5.875%, 6/15/24	60	59,400
USG Corp.
5.875%, 11/1/21(8)	40	41,744
5.50%, 3/1/25(8)	5	4,994

		$732,956

Business Equipment and Services — 0.1%
Acosta, Inc.
7.75%, 10/1/22(8)	145	$144,002
Audatex North America, Inc.
6.00%, 6/15/21(8)	70	68,615
FTI Consulting, Inc.
6.00%, 11/15/22	40	42,150
IMS Health, Inc.
6.00%, 11/1/20(8)	80	82,400
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	45	45,450
United Rentals North America, Inc.
7.625%, 4/15/22	40	43,100
6.125%, 6/15/23	35	35,788

		$461,505

Security	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 0.9%
AMC Networks, Inc.
7.75%, 7/15/21		45	$48,262
4.75%, 12/15/22		35	34,627
Cable One, Inc.
5.75%, 6/15/22(8)		30	30,375
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		160	161,680
5.75%, 1/15/24		10	10,225
5.375%, 5/1/25(8)		95	92,506
CSC Holdings, LLC
5.25%, 6/1/24		10	9,305
DISH DBS Corp.
6.75%, 6/1/21		185	186,184
5.875%, 7/15/22		35	33,185
5.875%, 11/15/24		25	22,844
IAC/InterActiveCorp
4.875%, 11/30/18		60	61,875
Numericable-SFR SAS
4.875%, 5/15/19(8)		400	404,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)		1,000	1,031,250
Virgin Media Secured Finance PLC
5.375%, 4/15/21(8)		923	949,022
6.00%, 4/15/21(8)	GBP	945	1,502,814
5.50%, 1/15/25(8)		625	634,375

			$5,212,529

Chemicals and Plastics — 0.8%
Chemours Co. (The)
6.625%, 5/15/23(8)		20	$17,450
7.00%, 5/15/25(8)		35	30,012
Hexion, Inc.
6.625%, 4/15/20		4,575	4,254,750
Platform Specialty Products Corp.
6.50%, 2/1/22(8)		60	58,400
Rockwood Specialties Group, Inc.
4.625%, 10/15/20		130	134,956
Tronox Finance, LLC
6.375%, 8/15/20		135	111,375
7.50%, 3/15/22(8)		25	20,313
Univar USA, Inc.
6.75%, 7/15/23(8)		30	29,925
W.R. Grace & Co.
5.125%, 10/1/21(8)		30	30,450
5.625%, 10/1/24(8)		15	15,525

			$4,703,156

Commercial Services — 0.0%(9)
CEB, Inc.
5.625%, 6/15/23(8)		15	$15,038
ExamWorks Group, Inc.
5.625%, 4/15/23		35	35,962

			$51,000

Conglomerates — 0.0%(9)
Belden, Inc.
5.50%, 9/1/22(8)		20	$19,800
Spectrum Brands, Inc.
6.375%, 11/15/20		50	53,187
6.625%, 11/15/22		35	37,756
5.75%, 7/15/25(8)		75	77,625

Security	Principal Amount* (000’s omitted)	Value
TMS International Corp.
7.625%, 10/15/21(8)	45	$43,200

		$231,568

Containers and Glass Products — 0.8%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16(8)	15	$14,981
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(8)	35	35,678
6.375%, 8/15/25(8)	15	15,366
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	4,350	4,496,813

		$4,562,838

Cosmetics/Toiletries — 0.1%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(10)	245	$245,000

		$245,000

Distribution & Wholesale — 0.0%(9)
American Tire Distributors, Inc.
10.25%, 3/1/22(8)	85	$87,975

		$87,975

Diversified Financial Services — 0.0%(9)
Quicken Loans, Inc.
5.75%, 5/1/25(8)	35	$34,256

		$34,256

Drugs — 0.2%
AMAG Pharmaceuticals, Inc.
7.875%, 9/1/23(8)	40	$41,156
ConvaTec Finance International SA
8.25%, 1/15/19(8)(10)	200	197,750
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(8)	95	94,525
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(8)	205	214,225
7.50%, 7/15/21(8)	50	53,812
5.50%, 3/1/23(8)	30	30,488
5.875%, 5/15/23(8)	160	164,200
6.125%, 4/15/25(8)	160	165,200

		$961,356

Ecological Services and Equipment — 0.0%(9)
ADS Waste Holdings, Inc.
8.25%, 10/1/20	55	$57,200
Clean Harbors, Inc.
5.25%, 8/1/20	50	51,125
5.125%, 6/1/21	25	25,373
Covanta Holding Corp.
5.875%, 3/1/24	25	24,500

		$158,198

Electric Utilities — 0.0%(9)
Dynegy, Inc.
6.75%, 11/1/19	80	$83,350
7.375%, 11/1/22	65	68,250
7.625%, 11/1/24	55	57,475

		$209,075

Security	Principal Amount* (000’s omitted)		Value
Electronics/Electrical — 0.1%
Alcatel-Lucent USA, Inc.
4.625%, 7/1/17(8)		35	$36,050
8.875%, 1/1/20(8)		260	283,237
Anixter, Inc.
5.50%, 3/1/23(8)		50	50,125
CommScope Holding Co., Inc.
6.625%, 6/1/20(8)(10)		55	57,338
Freescale Semiconductor, Inc.
6.00%, 1/15/22(8)		55	57,613
Infor US, Inc.
5.75%, 8/15/20(8)		35	35,175
6.50%, 5/15/22(8)		30	28,200
Nuance Communications, Inc.
5.375%, 8/15/20(8)		120	121,200
Zebra Technologies Corp.
7.25%, 10/15/22(8)		105	112,612

			$781,550

Equipment Leasing — 0.3%
International Lease Finance Corp.
8.625%, 9/15/15		1,000	$1,001,900
6.75%, 9/1/16(8)		400	416,580
7.125%, 9/1/18(8)		400	443,068

			$1,861,548

Financial Intermediaries — 0.3%
CIT Group, Inc.
5.50%, 2/15/19(8)		45	$47,419
5.375%, 5/15/20		10	10,475
First Data Corp.
6.75%, 11/1/20(8)		1,066	1,127,295
11.25%, 1/15/21		42	46,515
10.625%, 6/15/21		42	46,567
11.75%, 8/15/21		56	62,659
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
3.50%, 3/15/17		45	44,888
6.00%, 8/1/20		40	41,544
JPMorgan Chase & Co.
6.75% to 2/1/24, 1/29/49(11)		80	84,500
Navient Corp.
5.50%, 1/15/19		135	130,072
5.00%, 10/26/20		30	26,775
5.875%, 10/25/24		35	29,663

			$1,698,372

Food Products — 0.8%
Dean Foods Co.
6.50%, 3/15/23(8)		50	$50,625
Iceland Bondco PLC
4.834%, 7/15/20(8)(12)	GBP	3,750	4,776,132
Pilgrim’s Pride Corp.
5.75%, 3/15/25(8)		65	66,463
Post Holdings, Inc.
6.75%, 12/1/21(8)		15	15,131
6.00%, 12/15/22(8)		35	33,906
7.75%, 3/15/24(8)		40	41,400
8.00%, 7/15/25(8)		20	20,700
WhiteWave Foods Co. (The)
5.375%, 10/1/22		25	25,906

			$5,030,263

Security	Principal Amount* (000’s omitted)	Value
Food/Drug Retailers — 0.0%(9)
Rite Aid Corp.
6.125%, 4/1/23(8)	120	$123,600

		$123,600

Health Care — 1.0%
Alere, Inc.
7.25%, 7/1/18	15	$15,731
8.625%, 10/1/18	45	46,198
6.50%, 6/15/20	35	36,473
6.375%, 7/1/23(8)	65	66,788
AmSurg Corp.
5.625%, 11/30/20	50	51,500
5.625%, 7/15/22	45	46,097
Capsugel SA
7.00%, 5/15/19(8)(10)	25	25,234
Centene Corp.
4.75%, 5/15/22	20	20,362
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	2,445	2,509,181
7.125%, 7/15/20	130	137,800
6.875%, 2/1/22	110	117,287
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp.
8.125%, 6/15/21(8)	55	57,035
HCA Holdings, Inc.
6.25%, 2/15/21	90	97,875
HCA, Inc.
6.50%, 2/15/20	20	22,150
4.75%, 5/1/23	1,200	1,219,488
HealthSouth Corp.
5.75%, 11/1/24(8)	25	25,410
Hill-Rom Holdings, Inc.
5.75%, 9/1/23(8)(13)	25	25,563
Hologic, Inc.
5.25%, 7/15/22(8)	70	71,925
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	50	52,875
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC
4.875%, 4/15/20(8)	30	30,413
5.50%, 4/15/25(8)	30	29,850
MPH Acquisition Holdings, LLC
6.625%, 4/1/22(8)	155	159,650
Opal Acquisition, Inc.
8.875%, 12/15/21(8)	60	59,025
Sterigenics-Nordion Holdings, LLC
6.50%, 5/15/23(8)	50	51,124
Surgical Care Affiliates, Inc.
6.00%, 4/1/23(8)	40	40,600
Teleflex, Inc.
5.25%, 6/15/24	20	20,150
Tenet Healthcare Corp.
6.00%, 10/1/20	55	58,988
4.375%, 10/1/21	675	675,844
8.125%, 4/1/22	105	116,550
6.75%, 6/15/23	60	62,100
VWR Funding, Inc.
7.25%, 9/15/17	95	98,116
WellCare Health Plans, Inc.
5.75%, 11/15/20	120	126,300

		$6,173,682

Security	Principal Amount* (000’s omitted)	Value
Holding Company – Diversified — 0.0%(9)
Argos Merger Sub, Inc.
7.125%, 3/15/23(8)	80	$84,000
HRG Group, Inc.
7.875%, 7/15/19(8)	40	42,250
7.875%, 7/15/19	70	73,938

		$200,188

Home Furnishings — 0.0%(9)
Tempur Sealy International, Inc.
6.875%, 12/15/20	40	$43,000

		$43,000

Industrial Equipment — 0.0%(9)
BlueLine Rental Finance Corp.
7.00%, 2/1/19(8)	55	$52,250
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(14)	77	40,148
Manitowoc Co., Inc. (The)
5.875%, 10/15/22	40	42,865
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(8)(10)	55	48,262

		$183,525

Insurance — 0.0%(9)
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(8)(10)	45	$44,325
Hub International, Ltd.
7.875%, 10/1/21(8)	60	60,000
USI, Inc.
7.75%, 1/15/21(8)	100	97,375
Wayne Merger Sub, LLC
8.25%, 8/1/23(8)	40	39,000

		$240,700

Internet Software & Services — 0.0%(9)
Netflix, Inc.
5.50%, 2/15/22(8)	80	$82,400
5.875%, 2/15/25(8)	120	125,250

		$207,650

Leisure Goods/Activities/Movies — 0.2%
Activision Blizzard, Inc.
6.125%, 9/15/23(8)	35	$37,713
National CineMedia, LLC
6.00%, 4/15/22	835	857,962
NCL Corp., Ltd.
5.00%, 2/15/18	30	30,525
5.25%, 11/15/19(8)	25	25,750
Regal Entertainment Group
5.75%, 3/15/22	35	35,374
Royal Caribbean Cruises, Ltd.
7.25%, 6/15/16	25	26,063
7.25%, 3/15/18	50	55,500
Sabre GLBL, Inc.
5.375%, 4/15/23(8)	25	24,625
Viking Cruises, Ltd.
8.50%, 10/15/22(8)	100	110,500
6.25%, 5/15/25(8)	45	44,550

		$1,248,562

Security	Principal Amount* (000’s omitted)	Value
Lodging and Casinos — 0.8%
Buffalo Thunder Development Authority
11.00%, 12/9/22(8)	250	$188,443
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(4)	2,375	1,995,000
9.00%, 2/15/20(4)	1,875	1,607,437
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	75	78,000
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21	110	115,225
MGM Resorts International
6.625%, 12/15/21	90	96,075
7.75%, 3/15/22	30	33,338
6.00%, 3/15/23	65	66,137
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23(8)	30	29,850
Station Casinos, LLC
7.50%, 3/1/21	55	58,460
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(4)(8)	345	194,925

		$4,462,890

Manufacturing — 0.0%(9)
Bombardier, Inc.
5.50%, 9/15/18(8)	15	$13,200
7.50%, 3/15/25(8)	45	34,088

		$47,288

Nonferrous Metals/Minerals — 0.1%
Eldorado Gold Corp.
6.125%, 12/15/20(8)	120	$104,400
IAMGOLD Corp.
6.75%, 10/1/20(8)	60	42,600
Imperial Metals Corp.
7.00%, 3/15/19(8)	25	24,110
Kissner Milling Co., Ltd.
7.25%, 6/1/19(8)	90	94,950
New Gold, Inc.
6.25%, 11/15/22(8)	70	59,500
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20(8)	55	50,325

		$375,885

Oil and Gas — 0.7%
Antero Resources Corp.
6.00%, 12/1/20	15	$14,475
5.375%, 11/1/21	100	93,000
5.625%, 6/1/23(8)	35	32,200
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(8)	40	39,400
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	70	52,850
California Resources Corp.
5.50%, 9/15/21	50	39,019
Canbriam Energy, Inc.
9.75%, 11/15/19(8)	30	29,850
Chesapeake Energy Corp.
7.25%, 12/15/18	90	76,500
6.125%, 2/15/21	120	93,526
CITGO Petroleum Corp.
6.25%, 8/15/22(8)	775	755,625
Concho Resources, Inc.
5.50%, 4/1/23	245	243,162

Security	Principal Amount* (000’s omitted)	Value
CrownRock, L.P./CrownRock Finance, Inc.
7.125%, 4/15/21(8)	95	$93,338
7.75%, 2/15/23(8)	60	60,000
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	135	132,948
Denbury Resources, Inc.
5.50%, 5/1/22	20	14,350
Endeavor Energy Resources, L.P./EER Finance, Inc.
7.00%, 8/15/21(8)	95	89,320
8.125%, 9/15/23(8)	25	24,625
Energy Transfer Equity, L.P.
5.875%, 1/15/24	70	67,900
EP Energy, LLC/Everest Acquisition Finance, Inc.
9.375%, 5/1/20	130	126,555
7.75%, 9/1/22	70	65,450
Gulfport Energy Corp.
7.75%, 11/1/20	95	93,338
6.625%, 5/1/23(8)	65	61,100
Halcon Resources Corp.
8.625%, 2/1/20(8)	25	22,031
Laredo Petroleum, Inc.
7.375%, 5/1/22	60	59,100
Matador Resources Co.
6.875%, 4/15/23(8)	40	38,800
MEG Energy Corp.
6.375%, 1/30/23(8)	85	68,850
Memorial Resource Development Corp.
5.875%, 7/1/22	120	109,800
Newfield Exploration Co.
5.625%, 7/1/24	130	127,075
Noble Energy, Inc.
5.625%, 5/1/21	60	60,644
5.875%, 6/1/22	85	86,235
Paramount Resources, Ltd.
6.875%, 6/30/23(8)	30	27,000
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	20	21,149
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23(8)	50	48,500
Precision Drilling Corp.
6.50%, 12/15/21	5	4,275
RSP Permian, Inc.
6.625%, 10/1/22(8)	85	83,725
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	170	168,300
5.625%, 4/15/23	100	97,625
5.625%, 3/1/25(8)	100	97,062
Sabine Pass LNG, L.P.
6.50%, 11/1/20	105	106,575
Seven Generations Energy, Ltd.
8.25%, 5/15/20(8)	140	140,000
6.75%, 5/1/23(8)	65	60,125
Seventy Seven Energy, Inc.
6.50%, 7/15/22	35	16,450
SM Energy Co.
6.125%, 11/15/22	25	24,125
6.50%, 1/1/23	90	87,300
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23(8)	50	50,500
Tesoro Corp.
5.375%, 10/1/22	90	90,225

Security	Principal Amount* (000’s omitted)	Value
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp.
5.50%, 10/15/19(8)	15	$15,225
6.25%, 10/15/22(8)	35	35,525
Triangle USA Petroleum Corp.
6.75%, 7/15/22(8)	35	20,825
Williams Partners, L.P./ACMP Finance Corp.
4.875%, 3/15/24	10	9,340

		$4,074,917

Publishing — 0.1%
Laureate Education, Inc.
10.00%, 9/1/19(8)	635	$534,987
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21	145	160,225
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(8)(10)	30	30,413
Tribune Media Co.
5.875%, 7/15/22(8)	60	60,600

		$786,225

Radio and Television — 0.4%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	$50,713
Series B, 6.50%, 11/15/22	100	103,675
iHeartCommunications, Inc.
9.00%, 12/15/19	953	895,229
11.25%, 3/1/21	50	46,000
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(8)	35	35,700
Sirius XM Radio, Inc.
5.875%, 10/1/20(8)	25	26,125
6.00%, 7/15/24(8)	95	98,087
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	70	70,350
Univision Communications, Inc.
6.75%, 9/15/22(8)	837	888,266
5.125%, 5/15/23(8)	30	29,700

		$2,243,845

Real Estate Investment Trusts (REITs) — 0.0%(9)
Communications Sales & Leasing, Inc./CSL Capital LLC
8.25%, 10/15/23(8)	10	$9,100
ESH Hospitality, Inc.
5.25%, 5/1/25(8)	35	34,125

		$43,225

Retail — 0.1%
Chinos Intermediate Holdings A, Inc.
7.75%, 5/1/19(8)(10)	35	$15,050
Dollar Tree, Inc.
5.25%, 3/1/20(8)	50	52,625
5.75%, 3/1/23(8)	165	173,662
Vista Outdoor, Inc.
5.875%, 10/1/23(8)	40	40,900

		$282,237

Retailers (Except Food and Drug) — 0.2%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(8)	65	$65,488
6.00%, 4/1/22(8)	125	129,062
Hot Topic, Inc.
9.25%, 6/15/21(8)	150	151,500

Security	Principal Amount* (000’s omitted)	Value
Levi Strauss & Co.
6.875%, 5/1/22	65	$70,362
Michaels Stores, Inc.
5.875%, 12/15/20(8)	45	47,363
Murphy Oil USA, Inc.
6.00%, 8/15/23	140	144,900
Neiman Marcus Group, Ltd., LLC
8.75%, 10/15/21(8)(10)	40	43,000
Party City Holdings, Inc.
8.875%, 8/1/20	65	69,387
6.125%, 8/15/23(8)	40	40,475
Petco Holdings, Inc.
8.50%, 10/15/17(8)(10)	130	132,600
Radio Systems Corp.
8.375%, 11/1/19(8)	65	68,900
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	55	57,475

		$1,020,512

Road & Rail — 0.0%(9)
Florida East Coast Holdings Corp.
6.75%, 5/1/19(8)	25	$25,250
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(8)	35	35,802

		$61,052

Software and Services — 0.1%
IHS, Inc.
5.00%, 11/1/22	60	$60,900
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(8)(10)	80	72,800
Italics Merger Sub, Inc.
7.125%, 7/15/23(8)	80	77,583
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23(8)	60	62,022
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(8)	70	47,075

		$320,380

Steel — 0.0%(9)
ArcelorMittal
7.00%, 2/25/22	25	$25,063
JMC Steel Group, Inc.
8.25%, 3/15/18(8)	65	51,837

		$76,900

Surface Transport — 0.1%
Hertz Corp. (The)
6.25%, 10/15/22	70	$71,575
XPO Logistics, Inc.
7.875%, 9/1/19(8)	195	207,431
6.50%, 6/15/22(8)	70	69,125

		$348,131

Technology — 0.0%(9)
Micron Technology, Inc.
5.25%, 8/1/23(8)	55	$51,563
5.625%, 1/15/26(8)	65	59,150

		$110,713

Telecommunications — 0.7%
Avaya, Inc.
9.00%, 4/1/19(8)	45	$42,188
10.50%, 3/1/21(8)	414	276,266
CenturyLink, Inc.
6.75%, 12/1/23	55	53,556

Security	Principal Amount* (000’s omitted)		Value
CommScope Technologies Finance, LLC
6.00%, 6/15/25(8)		65	$63,375
CommScope, Inc.
4.375%, 6/15/20(8)		20	20,225
Equinix, Inc.
5.375%, 1/1/22		20	20,300
Frontier Communications Corp.
6.25%, 9/15/21		50	45,875
7.625%, 4/15/24		30	27,225
6.875%, 1/15/25		50	42,500
Intelsat Jackson Holdings SA
7.25%, 10/15/20		110	106,150
Intelsat Luxembourg SA
7.75%, 6/1/21		190	143,070
8.125%, 6/1/23		90	66,825
Plantronics, Inc.
5.50%, 5/31/23(8)		60	60,450
SBA Telecommunications, Inc.
5.75%, 7/15/20		155	162,362
Sprint Communications, Inc.
7.00%, 8/15/20		680	676,600
6.00%, 11/15/22		5	4,513
Sprint Corp.
7.25%, 9/15/21		60	58,500
7.875%, 9/15/23		250	240,937
7.625%, 2/15/25		45	42,103
T-Mobile USA, Inc.
6.25%, 4/1/21		40	41,412
6.633%, 4/28/21		50	52,375
6.731%, 4/28/22		20	21,050
6.625%, 4/1/23		50	52,275
6.375%, 3/1/25		55	56,238
Wind Acquisition Finance SA
5.229%, 4/30/19(8)(12)	EUR	550	622,552
6.50%, 4/30/20(8)		525	554,531
3.981%, 7/15/20(8)(12)	EUR	525	590,484
Windstream Corp.
6.375%, 8/1/23		40	29,632
Windstream Services, LLC
7.75%, 10/1/21		80	65,601

			$4,239,170

Utilities — 0.5%
AES Corp. (The)
5.50%, 3/15/24		20	$19,200
Air Medical Merger Sub Corp.
6.375%, 5/15/23(8)		50	46,750
Calpine Corp.
5.375%, 1/15/23		55	53,333
7.875%, 1/15/23(8)		2,672	2,879,080
5.75%, 1/15/25		20	19,450
TerraForm Global Operating, LLC
9.75%, 8/15/22(8)		25	23,500

			$3,041,313

Total Corporate Bonds & Notes (identified cost $60,526,483)			$58,144,395

Asset-Backed Securities — 5.9%

Security	Principal Amount (000’s omitted)	Value
ALM Loan Funding, Ltd., Series 2015-16A, Class D, 5.608%, 7/15/27(8)(12)	$1,000	$912,655
Apidos CLO XVII, Series 2014-17A, Class B, 3.139%, 4/17/26(8)(12)	600	594,994
Apidos CLO XVII, Series 2014-17A, Class C, 3.589%, 4/17/26(8)(12)	1,000	945,740
Apidos CLO XVII, Series 2014-17A, Class D, 5.039%, 4/17/26(8)(12)	1,000	871,547
Apidos CLO XIX, Series 2014-19A, Class E, 5.739%, 10/17/26(8)(12)	2,400	2,212,220
Apidos CLO XXI, Series 2015-21A, Class D, 5.827%, 7/18/27(8)(12)	1,000	924,811
Ares CLO, Ltd., Series 2014-32A, Class D, 5.974%, 11/15/25(8)(12)	2,000	1,872,367
Ares CLO, Ltd., Series 2015-2A, Class E2, 7/29/26(8)(19)	1,000	917,500
Babson CLO, Ltd., Series 2013-IA, Class C, 2.987%, 4/20/25(8)(12)	500	490,631
Babson CLO, Ltd., Series 2013-IA, Class D, 3.787%, 4/20/25(8)(12)	400	383,567
Babson CLO, Ltd., Series 2013-IA, Class E, 4.687%, 4/20/25(8)(12)	250	221,360
Birchwood Park CLO, Ltd., Series 2014-1A, Class C1, 3.389%, 7/15/26(8)(12)	525	524,654
Birchwood Park CLO, Ltd., Series 2014-1A, Class E1, 5.389%, 7/15/26(8)(12)	525	464,518
Carlyle Global Market Strategies CLO, Ltd., Series 2014-4A, Class E, 5.374%, 10/15/26(8)(12)	2,000	1,815,356
Cent CLO, LP, Series 2014-22A, Class D, 5.611%, 11/7/26(8)(12)	1,000	913,109
Centurion CDO IX Ltd., Series 2005-9A, Class D1, 5.039%, 7/17/19(8)(12)	750	727,109
CIFC Funding, Ltd., Series 2013-2A, Class A3L, 2.937%, 4/21/25(8)(12)	2,925	2,836,193
Cumberland Park CLO, Ltd., Series 2015-2A, Class E, 5.272%, 7/20/26(8)(12)	1,600	1,416,814
Dryden 40 Senior Loan Fund, Series 2015-40A, Class E, 6.276%, 8/15/28(8)(12)	1,000	948,631
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A3L, 3.021%, 8/15/25(8)(12)	1,500	1,481,048
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1L, 3.521%, 8/15/25(8)(12)	640	603,535
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B2L, 4.221%, 8/15/25(8)(12)	430	370,729
Golub Capital Partners CLO, Ltd., Series 2015-23A, Class E, 5.75%, 5/5/27(8)(12)	2,000	1,764,017
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.987%, 4/20/25(8)(12)	450	442,550
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.787%, 4/20/25(8)(12)	500	481,419
Octagon Investment Partners Ltd., Series 2015-1A, Class E2, 6.786%, 7/15/27(8)(12)	2,000	1,989,749
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 3.039%, 7/17/25(8)(12)	1,025	1,003,398
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.639%, 7/17/25(8)(12)	1,025	961,896
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.789%, 7/17/25(8)(12)	1,225	1,066,711
Palmer Square CLO, Ltd., Series 2015-2A, Class D, 5.736%, 7/20/27(8)(12)	1,200	1,081,895
Race Point CLO, Ltd., Series 2012-7A, Class D, 4.561%, 11/8/24(8)(12)	1,750	1,738,640
Recette CLO, LLC, Series 2015-1A, Class E, 10/20/27(8)(19)	1,000	933,000
Ziggurat CLO, Ltd., Series 2014-1A, Class E, 5.289%, 10/17/26(8)(12)	2,000	1,701,643

Total Asset-Backed Securities (identified cost $36,393,739)		$35,614,006

Common Stocks — 0.7%

Security	Shares	Value
Aerospace and Defense — 0.0%(9)
IAP Worldwide Services, LLC(3)(14)(15)	58	$51,652

		$51,652

Automotive — 0.1%
Dayco Products, LLC(3)(14)	20,780	$841,590

		$841,590

Building and Development — 0.1%
Panolam Holdings Co.(3)(15)(16)	280	$245,885

		$245,885

Business Equipment and Services — 0.0%
Education Management Corp.(3)(14)(15)	3,569,737	$0

		$0

Security	Shares	Value
Lodging and Casinos — 0.1%
Tropicana Entertainment, Inc.(14)(15)	37,016	$588,554

		$588,554

Publishing — 0.4%
ION Media Networks, Inc.(3)(14)	4,429	$1,594,395
MediaNews Group, Inc.(14)(15)	29,104	909,502

		$2,503,897

Total Common Stocks (identified cost $1,702,838)		$4,231,578

Convertible Preferred Stocks — 0.0%(9)

Security	Shares	Value
Business Equipment and Services — 0.0%(9)
Education Management Corp.
Series A-1, 7.50%(3)(14)(15)	3,972	$53,463

Total Convertible Preferred Stocks (identified cost $280,330)		$53,463

Closed-End Funds — 2.0%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	111,292	$1,440,118
Invesco Senior Income Trust	538,147	2,297,888
Nuveen Credit Strategies Income Fund	406,731	3,379,935
Nuveen Floating Rate Income Fund	164,907	1,703,489
Nuveen Floating Rate Income Opportunity Fund	115,017	1,189,276
Voya Prime Rate Trust	441,753	2,301,533

Total Closed-End Funds (identified cost $13,551,541)		$12,312,239

Miscellaneous — 0.0%(9)

Security	Principal Amount/ Shares	Value
Gaming — 0.0%(9)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(8)(15)	$110,932	$2,773

		$2,773

Oil and Gas — 0.0%
SemGroup Corp., Escrow Certificate(3)(15)	605,000	$0

		$0

Total Miscellaneous (identified cost $0)		$2,773

Short-Term Investments — 1.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(17)	$8,819	$8,818,973

Total Short-Term Investments (identified cost $8,818,973)		$8,818,973

Total Investments — 162.4% (identified cost $1,013,204,591)		$976,693,045

Less Unfunded Loan Commitments — (0.1)%		$(302,660)

Net Investments — 162.3% (identified cost $1,012,901,931)		$976,390,385

Notes Payable — (49.0)%		$(295,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value — (13.3)%		$(80,000,000)

Other Assets, Less Liabilities — 0.0%(9)		$73,401

Net Assets Applicable to Common Shares — 100.0%		$601,463,786

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

DIP	-	Debtor In Possession

PIK	-	Payment In Kind

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after August 31, 2015, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Currently the issuer is in default with respect to interest payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(6)	Includes new money preferred shares that trade with the loan.

(7)	Includes Vivarte Class A preferred shares, Vivarte Class B ordinary shares and Luxco ordinary shares that trade with the loan.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2015, the aggregate value of these securities is $63,686,689 or 10.6% of the Trust’s net assets applicable to common shares.

(9)	Amount is less than 0.05%.

(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(11)	Security converts to floating rate after the indicated fixed-rate coupon period.

(12)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2015.

(13)	When-issued security.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	Non-income producing security.

(16)	Restricted security.

(17)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2015 was $9,630.

(18)	Issuer filed for bankruptcy after August 31, 2015.

(19)	When-issued variable rate security whose interest rate will be determined after August 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,013,556,045

Gross unrealized appreciation	$6,271,936
Gross unrealized depreciation	(43,437,596)

Net unrealized depreciation	$(37,165,660)

Restricted Securities

At August 31, 2015, the Trust owned the following securities (representing less than 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Panolam Holdings Co.	12/30/09	280	$153,860	$245,885

Total Restricted Securities			$153,860	$245,885

A summary of open financial instruments at August 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/30/15	British Pound Sterling 5,867,431	United States Dollar 9,230,701	Goldman Sachs International	$219,707	$—	$219,707
9/30/15	Euro 945,466	United States Dollar 1,059,120	HSBC Bank USA, N.A.	287	—	287
9/30/15	Euro 773,063	United States Dollar 855,303	State Street Bank and Trust Company	—	(10,455)	(10,455)
9/30/15	Euro 895,500	United States Dollar 998,886	State Street Bank and Trust Company	—	(3,990)	(3,990)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
10/30/15	British Pound Sterling 2,798,141	United States Dollar 4,368,752	HSBC Bank USA, N.A.	$72,140	$—	$72,140
10/30/15	Euro 7,251,526	United States Dollar 8,004,162	Goldman Sachs International	—	(120,844)	(120,844)
11/30/15	British Pound Sterling 1,710,737	United States Dollar 2,634,107	JPMorgan Chase Bank, N.A.	7,703	—	7,703
11/30/15	Canadian Dollar 670,556	United States Dollar 506,256	State Street Bank and Trust Company	—	(782)	(782)
11/30/15	Euro 9,281,506	United States Dollar 10,444,107	State Street Bank and Trust Company	38,892	—	38,892

				$338,729	$(136,071)	$202,658

At August 31, 2015, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At August 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $338,729 and $136,071, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2015, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$852,903,990	$4,308,968	$857,212,958
Corporate Bonds & Notes	—	58,104,247	40,148	58,144,395
Asset-Backed Securities	—	35,614,006	—	35,614,006
Common Stocks	588,554	909,502	2,733,522	4,231,578
Convertible Preferred Stocks	—	—	53,463	53,463
Closed-End Funds	12,312,239	—	—	12,312,239
Miscellaneous	—	2,773	0	2,773
Short-Term Investments	—	8,818,973	—	8,818,973
Total Investments	$12,900,793	$956,353,491	$7,136,101	$976,390,385
Forward Foreign Currency Exchange Contracts	$—	$338,729	$—	$338,729
Total	$12,900,793	$956,692,220	$7,136,101	$976,729,114

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(136,071)	$—	$(136,071)
Total	$—	$(136,071)	$—	$(136,071)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended August 31, 2015 is not presented.

At August 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	October 26, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 26, 2015